Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Warrant [Member]
Warrants, exercise price per share (in dollars per share)		$ 6	$ 6	$ 6
Common Stock [Member]
Common stock, price per share (in dollars per share)	$ 7	7
Warrants, exercise price per share (in dollars per share)		$ 6	$ 6